Securities - Additional Information (Detail) $ in Thousands	Mar. 31, 2016 USD ($) Investmentsecurities	Dec. 31, 2015 USD ($) Investmentsecurities	Mar. 19, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments, Debt and Equity Securities [Abstract]
Held to maturity securities, fair value		$ 0	$ 69,700	$ 75,469
Fair market value of pledged securities	$ 20,500	$ 22,100		$ 25,600
Number of investment securities in a loss position | Investmentsecurities	7	24